Annual Total Returns[BarChart] - AST Quantitative Modeling Portfolio - No Share Class	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	13.16%	22.40%	6.50%	0.15%	6.32%	18.19%	(6.53%)	21.20%	11.58%